ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND OTHER
Schedule of accounts payable and other
December 31,	2012	2011
(millions of Canadian dollars)
Operating accrued liabilities	2,729	2,751
Trade payables	123	176
Construction payables	568	327
Current derivative liabilities (Note 22)	1,075	880
Contractor holdbacks	86	46
Taxes payable	206	339
Security deposits	69	81
Current deferred income taxes (Note 23)	-	7
Other	196	146
	5,052	4,753